Summary of Lease Reported in Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease right-of-use assets	$ 858,600	$ 958,724
Other current liabilities	295,595	234,168
Operating lease liabilities	828,503	1,057,441
Total operating lease liabilities	1,124,098	1,291,609
Property and equipment	76,928	874,803
Accumulated amortization	(29,602)	(407,180)
Property and equipment, net	47,326	467,623
Current installments of obligations under finance leases	15,096	436,259
Long-term portion of obligations under finance leases	37,534	52,630
Total finance lease liabilities	$ 52,630	$ 488,889